Intangible assets and goodwill (Tables)	12 Months Ended
Jun. 30, 2022
Intangible assets and goodwill
Schedule of components of intangible assets and goodwill

	As of June 30,
(in € thousands)	2021	2022
Intangible assets with finite life
Software and license	1,134	745
Intangible assets with indefinite life
Trademark	15,585	15,585
Goodwill	138,892	138,892
	155,611	155,223

Intangible assets with finite useful lives
Intangible assets and goodwill
Schedule of reconciliation of changes in intangible assets and goodwill

	Year ended June 30,
(in € thousands)	2020	2021	2022
Cost
Beginning of fiscal year	3,146	3,366	4,404
Additions	220	1,038	183
End of fiscal year	3,366	4,404	4,587

Accumulated depreciation and impairment
Beginning of fiscal year	2,415	2,877	3,270
Amortization charge of the year	462	393	571
End of fiscal year	2,877	3,270	3,841
Carrying amount at end of year	489	1,134	745

Trademarks
Intangible assets and goodwill
Schedule of assumptions used for impairment testing indefinite-lived intangible assets

	Fiscal Year
(in € thousands)	2021	2022
Discount rate	11.7%	14.4%
Royalty rate	2.0%	2.0%
Terminal revenue growth rate	2.0%	2.0%

Goodwill
Intangible assets and goodwill
Schedule of assumptions used for impairment testing indefinite-lived intangible assets

	Fiscal Year
(in € thousands)	2021	2022
Online
Budgeted revenue growth rate (average of next five years)	18.1%	20.4%
Terminal growth rate	2.0%	2.0%
Pre-Tax Discount rate	15.5%	19.4%
Retail store
Budgeted revenue growth rate (average of next five years)	7.1%	1.2%
Terminal growth rate	2.0%	2.0%
Pre-Tax Discount rate	10.8%	11.5%